UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Mount Kellett Capital Management LP

Address:   623 Fifth Avenue, 18th Floor, New York, NY 10022


Form 13F File Number: 028-13817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott Giardina
Title:  Authorized Signatory
Phone:  212-588-6100

Signature,  Place,  and  Date  of  Signing:

/s/ Scott Giardina                 New York, NY                       8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      333,095
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                COM            03739T108   15,382  1,631,191 SH       SOLE                 1,631,191      0    0
BANK OF AMERICA CORPORATION *W             060505146   21,384  2,795,291 SH       SOLE                 2,795,291      0    0
CIT GROUP INC               COM NEW        125581801   16,412    484,700 SH       SOLE                   484,700      0    0
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140   50,124  3,176,434 SH       SOLE                 3,176,434      0    0
ETFS PLATINUM TR            SH BEN INT     26922V101   38,143    250,000 SH       SOLE                   250,000      0    0
HUNTSMAN CORP               COM            447011107   53,451  6,165,000 SH       SOLE                 6,165,000      0    0
SANDRIDGE ENERGY INC        COM            80007P307   77,338 13,265,507 SH       SOLE                13,265,507      0    0
SUNOCO INC                  COM            86764P109   60,861  1,750,400 SH       SOLE                 1,750,400      0    0


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